Significant accounting policies (Details) $ in Billions	12 Months Ended
Dec. 31, 2020 USD ($) $ / t kr / t
Significant accounting policies [Abstract]
Internal carbon price | $ / t	56
Expected tax increase on carbon emissions minimum | $ / t	590
Expected tax increase on carbon emissions maximum | kr / t	2,000
Expected cost increase from increase in CO2 tax | $	$ 0.4
Reserve for exposure to market risks | $	$ 3.0